Annual Total Returns[BarChart] - PROFUND VP JAPAN - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.54%)	22.95%	48.24%	3.23%	5.81%	0.41%	18.45%	(11.63%)	20.00%	15.93%